UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/10
Date of reporting period: 08/31/09

Item 1. Schedule of Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—79.7%
Federal Home Loan Bank—54.7%
$50,000,000	0.17%†, 9/2/09	$49,999,745
15,000,000	0.65%*, 9/10/09	15,002,418
15,000,000	0.14%, 9/11/09	14,999,333
10,000,000	0.14%†, 9/23/09	9,999,144
10,000,000	0.14%†, 9/25/09	9,999,100
40,000,000	0.17%†, 9/30/09	39,994,683
15,000,000	0.54%*, 10/5/09	15,005,973
30,000,000	0.17%†, 12/1/09	29,987,108
20,000,000	0.21%*, 1/13/10	19,999,043
20,000,000	0.70%*, 2/5/10	20,000,000
40,240,000	0.40%*, 2/19/10	40,264,586
25,000,000	0.79%*, 2/23/10	25,000,000
20,000,000	0.82%*, 3/11/10	20,001,060
10,000,000	0.86%*, 3/11/10	10,000,000
10,000,000	1.10%, 3/11/10	9,998,953
20,000,000	2.75%, 3/12/10	20,194,109
20,000,000	0.81%*, 3/19/10	20,000,000
10,000,000	0.65%, 4/29/10	9,999,474

		380,444,729

Federal Home Loan Mortgage Corporation—14.3%
40,000,000	0.14%†, 10/13/09	39,993,467
25,000,000	0.21%*, 10/19/09	24,994,188
10,000,000	2.68%, 11/16/09	10,034,495
10,000,000	0.17%†, 12/8/09	9,995,372
15,000,000	0.32%*, 2/9/10	15,000,000

		100,017,522

Federal National Mortgage Association†—10.7%
35,000,000	0.17%, 9/1/09	35,000,000
40,000,000	0.18%, 10/1/09	39,994,000

		74,994,000

Total U.S. Government Agency Securities		555,456,251

Commercial Paper—13.4%
Beverages—1.9%
13,550,000	Coca-Cola Company, 0.23%†, 12/9/09	13,541,430

Consumer Goods & Services—3.6%
25,000,000	Hershey Foods Corporation, 0.18%†, 9/29/09	24,996,500

Financial Services—3.6%
25,000,000	General Electric Capital Corporation, 0.21%†, 9/16/09	24,997,812

Health Care—4.3%
30,000,000	Abbott Laboratories, 0.18%†, 10/27/09	29,991,600

Total Commercial Paper		93,527,342

Repurchase Agreements—6.9%
47,928,124	Bank of America Securities, 0.19%, 9/1/09, with a maturity value of $47,928,377 (fully collateralized by Federal National Mortgage Association, 0.00% due 11/16/09, with a value of $48,886,685)	47,928,124

Total Repurchase Agreements		47,928,124

Total Investments (Amortized cost $696,911,717) (a) — 100.0%		696,911,717

Other assets in excess of liabilities — 0.0%		337,987

NET ASSETS — 100.0%		$697,249,704

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at August 31, 2009.

*	Variable or Floating Rate Security. Rate disclosed is as of August 31, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Obligations—96.5%
U.S. Treasury Bills†—96.5%
$75,000,000	0.10%, 9/17/09	$74,996,667
31,000,000	0.11%, 9/24/09	30,996,962
22,000,000	0.15%, 10/1/09	21,997,092
9,000,000	0.13%, 10/29/09	8,998,067
15,000,000	0.24%, 11/19/09	14,991,617
6,500,000	0.28%, 12/17/09	6,494,687
7,000,000	0.27%, 2/4/10	6,991,810
3,000,000	0.31%, 5/6/10	2,993,619

Total U.S. Treasury Obligations		168,460,521

Investment Companies—3.5%
6,127,903	Federated US Treasury Cash Reserve Fund, 0.01% (a)	6,127,903
41,209	Goldman Sachs Financial Square Treasury Instrument Fund, 0.03% (a)	41,209

Total Investment Companies		6,169,112

Total Investments (Amortized cost $174,629,633) — 100.0%		174,629,633

Liabilities in excess of other assets — 0.0%		(46,048)

NET ASSETS — 100.0%		$174,583,585

(a)	Rate reflects the 7 day effective yield at August 31, 2009.

†	Discount Notes. Rate represents effective yield at August 31, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares/Principal
Amount	Security Description	Value
U.S. Government Agency Securities—88.6%
Federal Farm Credit Bank—3.9%
$3,000,000	2.75%, 5/6/14	$2,977,878

Federal Home Loan Bank—64.5%
2,000,000	5.25%, 9/11/09	2,002,824
3,000,000	5.00%, 9/18/09	3,006,431
25,000,000	0.14%†, 9/23/09	24,997,844
2,000,000	5.00%, 10/2/09	2,007,875
2,500,000	4.25%, 11/20/09	2,521,300
2,500,000	5.00%, 12/11/09	2,532,447
3,825,000	4.88%, 3/12/10	3,916,031
2,200,000	5.25%, 6/11/10	2,281,765
2,000,000	4.38%, 10/22/10	2,083,666
4,000,000	5.00%, 9/14/12	4,355,712

		49,705,895

Federal Home Loan Mortgage Corporation—11.7%
2,000,000	4.88%, 2/9/10	2,039,774
2,000,000	2.50%, 1/14/13	2,005,372
2,500,000	3.25%, 2/18/14	2,512,258
2,500,000	2.75%, 4/29/14	2,484,790

		9,042,194

Federal National Mortgage Association—7.6%
2,000,000	4.63%, 12/15/09	2,024,832
1,200,000	4.63%, 6/1/10	1,235,803
2,500,000	3.63%, 8/15/11	2,626,485

		5,887,120

Government National Mortgage Association—0.9%
69,896	3.25%, 6/16/27, Series 2004-26 HD	69,885
631,363	3.47%, 4/20/34, Series 2004-22 BK	639,901

		709,786

Total U.S. Government Agency Securities		68,322,873

Corporate Bonds—7.4%
Financial Services—3.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,151,426
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,574,987

		2,726,413

Insurance—3.9%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13	1,538,028
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,487,577

		3,025,605

Total Corporate Bonds		5,752,018

Investment Companies—3.3%
2,560,470	Performance Money Market Fund, Institutional Class, 0.05% (a)(b)	2,560,470

Total Investment Companies		2,560,470

Total Investments (Cost $75,535,156) — 99.3%		76,635,361

Other assets in excess of liabilities — 0.7%		512,861

NET ASSETS — 100.0%		$77,148,222

(a)	Rate reflects the 7 day effective yield at August 31, 2009.

(b)	Investment in affiliate.

†	Discount Note. Rate represents effective yield at August 31, 2009.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—67.0%
Federal Farm Credit Bank—4.8%
$1,000,000	5.30%, 10/25/17	$1,086,119
2,000,000	5.30%, 4/6/20	2,153,856

		3,239,975

Federal Home Loan Bank—8.1%
2,000,000	5.38%, 8/19/11	2,160,984
2,000,000	5.25%, 6/18/14	2,232,088
1,000,000	5.38%, 5/15/19	1,113,617

		5,506,689

Federal Home Loan Mortgage Corporation—14.1%
1,000,000	5.13%, 4/18/11	1,067,724
970,127	4.50%, 2/15/15, Series 2658 PD	981,546
1,158,427	4.50%, 7/15/15, Series 2633 PC	1,180,784
1,000,000	5.50%, 7/18/16	1,125,188
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,077,603
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,034,291
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,054,695

		9,521,831

Federal National Mortgage Association—13.4%
1,000,000	5.05%, 2/7/11	1,059,999
1,000,000	5.00%, 4/15/15	1,104,572
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,013,400
125,367	7.00%, 4/1/20, Pool #253299	138,324
46,957	7.50%, 9/1/29, Pool #252717	52,340
474,526	4.00%, 12/25/29, Series 2003-27 EC	482,180
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,132,017
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,103,315

		9,086,147

Government National Mortgage Association—17.3%
1,269	9.00%, 3/15/20, Pool #271741	1,449
115,242	7.00%, 10/15/29, Pool #510559	127,156
52,988	7.50%, 10/15/29, Pool #510534	59,386
96,494	8.00%, 2/15/30, Pool #529127	109,749
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,060,778
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,951,600
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,108,095
3,107,455	5.50%, 8/15/35, Pool #644568	3,252,996

		11,671,209

Tennessee Valley Authority—9.3%
2,000,000	7.14%, 5/23/12	2,295,894
3,500,000	6.00%, 3/15/13	3,974,502

		6,270,396

Total U.S. Government Agency Securities		45,296,247

U.S. Treasury Note—8.9%
1,000,000	4.38%, 12/15/10	1,049,258
1,000,000	4.88%, 7/31/11	1,074,883
1,000,000	4.75%, 5/15/14	1,111,172
500,000	4.13%, 5/15/15	539,258
1,000,000	5.13%, 5/15/16	1,133,828
1,000,000	4.50%, 5/15/17	1,090,391

Total U.S. Treasury Notes		5,998,790

U.S. Treasury Strips —0.2%
300,000	5.05%, 11/15/26(a)	142,425

Total U.S. Treasury Strips		142,425

Corporate Bonds—19.3%
Chemicals— 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	253,485

Consumer Goods & Services— 3.5%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,078,836
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,004,560
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	285,702

		2,369,098

Financial Services— 8.7%
500,000	American Express Co., 7.00%, 3/19/18	524,603
500,000	Bank of America Corporation, 6.00%, 9/1/17	496,863
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	510,819
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	550,569
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	495,983
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	717,384
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	527,790
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	484,980
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	537,346
500,000	Morgan Stanley, 6.63%, 4/1/18	534,269
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	512,306

		5,892,912

Industrials— 1.6%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,061,153

Insurance— 1.6%
500,000	MetLife, Inc., 6.82%, 8/15/18 (b)	552,391
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	523,777

		1,076,168

Railroads— 1.5%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,030,939

Telecommunications— 1.6%
500,000	AT&T, Inc., 5.60%, 5/15/18	528,100
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	298,072
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
August 31, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds — continued
Telecommunications — continued
$250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26	$256,439

		1,082,611

Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	301,941

Total Corporate Bonds		13,068,307

Investment Companies—3.8%
2,603,940	Performance Money Market Fund, Institutional Class, 0.05% (c)(d)	2,603,940

Total Investment Companies		2,603,940

Total Investments (Cost $62,248,124) — 99.2%		67,109,709

Other assets in excess of liabilities — 0.8%		539,454

NET ASSETS — 100.0%		$67,649,163

(a)	Rate reflects the effective yield at purchase. Principal only security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(c)	Rate reflects the 7 day effective yield at August 31, 2009.

(d)	Investment in affiliate.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares/Principal
Amount	Security Description	Value
Common Stocks—93.5%
Chemicals— 3.9%
18,640	Dow Chemical Company	$396,845
18,830	E.I. du Pont de Nemours and Company	601,242

		998,087

Consumer Goods & Services— 11.7%
8,410	3M Company	606,361
12,960	Altria Group, Inc.	236,909
10,200	Kimberly-Clark Corporation	616,692
23,468	Kraft Foods, Inc.	665,318
18,130	Pitney Bowes, Inc.	405,205
9,360	Procter & Gamble Company	506,470

		3,036,955

Diversified— 1.6%
29,150	General Electric Company	405,185

Financial Services— 11.0%
18,540	Bank of America Corporation	326,119
18,576	FirstMerit Corporation	333,811
17,280	JPMorgan Chase & Company	750,989
33,420	People’s United Financial, Inc.	536,725
21,720	San Juan Basin Royalty Trust	324,062
20,800	Wells Fargo & Company	572,416

		2,844,122

Health Care— 7.9%
11,455	Abbott Laboratories	518,110
23,555	Bristol-Myers Squibb Company	521,272
7,770	Johnson & Johnson	469,619
32,670	Pfizer, Inc.	545,589

		2,054,590

Industrials— 1.1%
5,620	Fluor Corporation	297,298

Insurance— 1.6%
13,920	Allstate Corporation	409,109

Metals & Mining— 4.0%
20,000	Alcoa, Inc.	241,000
9,430	Joy Global, Inc.	366,356
12,840	Peabody Energy Corporation	419,611

		1,026,967

Oil & Gas— 18.8%
17,280	Chesapeake Energy Corporation	394,675
6,245	Chevron Corporation	436,775
4,520	CNOOC, Ltd. ADR	590,538
10,170	ConocoPhillips	457,955
7,740	Diamond Offshore Drilling, Inc.	692,111
25,040	Enterprise Products Partners, LP	676,080
9,940	Kinder Morgan Energy Partners, LP	525,428
13,500	ONEOK, Inc.	457,380
10,970	Schlumberger, Ltd.	616,514

		4,847,456

Railroads— 5.8%
8,670	Burlington Northern Santa Fe Corporation	719,783
13,060	Union Pacific Corporation	781,119

		1,500,902

Real Estate Investment Trusts— 3.4%
21,130	HCP, Inc.	601,782
9,600	Plum Creek Timber Company, Inc.	290,784

		892,566

Retail— 2.4%
10,980	McDonald’s Corporation	617,515

Telecommunications— 3.8%
20,820	AT&T, Inc.	542,361
13,930	Verizon Communications, Inc.	432,387

		974,748

Utilities— 16.5%
40,000	CenterPoint Energy, Inc.	496,000
15,820	Dominion Resources, Inc.	523,326
32,050	Duke Energy Corporation	496,455
26,770	Great Plains Energy, Inc.	469,010
37,800	NiSource, Inc.	499,338
23,680	OGE Energy Corporation	740,710
13,870	Progress Energy, Inc.	548,281
15,490	Southern Company	483,288

		4,256,408

Total Common Stocks		24,161,908

Corporate Bonds—1.7%
Aerospace/Defense— 0.8%
$200,000	General Dynamics Corporation, 5.25%, 2/1/14	217,854

Oil & Gas— 0.9%
200,000	Apache Corporation, 6.00%, 9/15/13	219,917

Total Corporate Bonds		437,771

Investment Companies—4.5%
18,547	John Hancock Bank and Thrift Opportunity Fund	259,102
241,950	Performance Money Market Fund, Institutional Class, 0.05% (a)(b)	241,950
50,890	Pimco Corporate Opportunity Fund	656,990

Total Investment Companies		1,158,042

Total Investments (Cost $30,612,332) — 99.7%		25,757,721

Other assets in excess of liabilities — 0.3%		90,180

NET ASSETS — 100.0%		$25,847,901

(a)	Rate reflects the 7 day effective yield at August 31, 2009.

(b)	Investment in affiliate. Represents 0.9% of the net assets as of August 31, 2009

ADR	American Depositary Receipt

LP	Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.5%
Aerospace/Defense— 2.5%
2,000	Goodrich Corporation	$110,320
5,700	Raytheon Company	268,926
13,000	United Technologies Corporation	771,680

		1,150,926

Chemicals— 1.3%
5,000	Monsanto Company	419,400
4,000	Sigma-Aldrich Corporation	203,200

		622,600

Consumer Goods & Services— 12.0%
6,000	3M Company	432,600
3,000	Ball Corporation	145,380
22,800	Coca-Cola Company	1,111,956
8,400	Colgate-Palmolive Company	610,680
7,000	ConAgra Foods, Inc.	143,710
3,500	Kimberly-Clark Corporation	211,610
15,000	Kraft Foods, Inc.	425,250
4,500	Molson Coors Brewing Company	213,210
11,400	NIKE, Inc., Class B	631,446
16,100	PepsiCo, Inc.	912,387
15,200	Procter & Gamble Company	822,472

		5,660,701

Diversified— 0.2%
3,000	Cooper Industries, Ltd., Class A	96,750

Entertainment— 1.2%
22,000	The Walt Disney Company	572,880

Financial Services— 8.3%
4,000	Equifax, Inc.	110,560
6,000	Fiserv, Inc. (a)	289,500
36,000	JPMorgan Chase & Company	1,564,560
9,000	Morgan Stanley	260,640
2,500	Northern Trust Corporation	146,150
4,000	State Street Corporation	209,920
13,000	The Charles Schwab Corporation	234,780
3,500	The Goldman Sachs Group, Inc.	579,110
19,000	Wells Fargo & Company	522,880

		3,918,100

Health Care— 13.0%
7,400	Abbott Laboratories	334,702
6,000	AmerisourceBergen Corporation	127,860
8,000	Amgen, Inc. (a)	477,920
3,300	Becton, Dickinson & Company	229,746
21,000	Bristol-Myers Squibb Company	464,730
4,000	Celgene Corporation (a)	208,680
4,000	Express Scripts, Inc. (a)	288,880
11,000	Gilead Sciences, Inc. (a)	495,660
17,600	Johnson & Johnson	1,063,744
1,500	Laboratory Corporation Of America Holdings (a)	104,685
2,000	McKesson Corporation	113,720
6,000	Medco Health Solutions, Inc. (a)	331,320
15,000	Merck & Company, Inc.	486,450
8,000	Mylan, Inc. (a)	117,360
26,000	Pfizer, Inc.	434,200
3,000	Quest Diagnostics, Inc.	161,880
10,000	UnitedHealth Group, Inc.	280,000
3,500	Watson Pharmaceuticals, Inc. (a)	123,515
6,000	WellPoint, Inc. (a)	317,100

		6,162,152

Industrials— 1.2%
3,000	Consol Energy, Inc.	112,230
2,000	Flowserve Corporation	172,500
2,000	Fluor Corporation	105,800
2,000	Precision Castparts Corporation	182,560

		573,090

Insurance— 1.9%
7,000	Aon Corporation	292,320
4,000	Chubb Corporation	197,560
6,000	The Travelers Companies, Inc.	302,520
5,000	Unum Group	112,650

		905,050

Metals & Mining— 0.3%
4,000	Peabody Energy Corporation	130,720

Oil & Gas— 11.8%
5,000	Anadarko Petroleum Corporation	264,350
3,000	Apache Corporation	254,850
4,000	Cameron International Corporation (a)	142,840
12,000	Chevron Corporation	839,280
1,000	Diamond Offshore Drilling, Inc.	89,420
3,000	ENSCO International, Inc.	110,700
3,000	EOG Resources, Inc.	216,000
24,000	Exxon Mobil Corporation	1,659,600
2,000	Murphy Oil Corporation	114,000
5,000	National-Oilwell Varco, Inc. (a)	181,750
3,000	Noble Energy, Inc.	181,380
9,800	Occidental Petroleum Corporation	716,380
3,000	Praxair, Inc.	229,860
5,000	Rowan Companies, Inc.	103,550
6,000	Schlumberger, Ltd.	337,200
4,000	Southwestern Energy Company (a)	147,440

		5,588,600

Railroads— 1.3%
3,500	Burlington Northern Santa Fe Corporation	290,570
3,000	CSX Corporation	127,500
3,000	Union Pacific Corporation	179,430

		597,500

Retail— 11.9%
850	AutoZone, Inc. (a)	125,163
6,000	Bed Bath & Beyond, Inc. (a)	218,880
5,000	Best Buy Company, Inc.	181,400
18,000	CVS Caremark Corporation	675,360
4,000	Darden Restaurants, Inc.	131,720
5,000	Family Dollar Stores, Inc.	151,400
8,000	Lowe’s Companies, Inc.	172,000
12,000	McDonald’s Corporation	674,880
6,000	RadioShack Corporation	90,780
9,000	Staples, Inc.	194,490
4,500	Target Corporation	211,500
9,000	The Gap, Inc.	176,850
20,000	The Home Depot, Inc.	545,800
3,000	The Sherwin-Williams Company	180,600
8,000	TJX Companies, Inc.	287,600
1,700	VF Corporation	118,252
16,000	Wal-Mart Stores, Inc.	813,920
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Retail — continued
11,500	Walgreen Company	$389,620
8,400	Yum! Brands, Inc.	287,700

		5,627,915

Services— 0.4%
4,000	Iron Mountain, Inc. (a)	117,160
1,000	W.W. Grainger, Inc.	87,470

		204,630

Software— 0.3%
4,000	BMC Software, Inc. (a)	142,600

Technology— 18.6%
2,000	Affiliated Computer Services, Inc., Class A (a)	89,600
5,000	Apple, Inc. (a)	841,050
5,000	CA, Inc.	111,450
5,000	Cognizant Technology Solutions Corporation., Class A (a)	174,400
3,000	Computer Sciences Corporation (a)	146,550
1,700	Google, Inc. Class A (a)	784,839
29,200	Hewlett-Packard Company	1,310,788
36,400	Intel Corporation	739,648
14,900	International Business Machines Corporation	1,758,945
68,100	Microsoft Corporation	1,678,665
52,600	Oracle Corporation	1,150,362

		8,786,297

Telecommunications— 8.4%
35,200	AT&T, Inc.	916,960
8,480	CenturyTel, Inc.	273,310
38,500	Cisco Systems, Inc. (a)	831,600
18,000	QUALCOMM, Inc.	835,560
43,000	Qwest Communications International, Inc.	154,370
6,000	Time Warner Cable, Inc. Class A	221,520
17,800	Verizon Communications, Inc.	552,512
7,000	Viacom, Inc. Class B (a)	175,280

		3,961,112

Transportation— 0.6%
5,500	United Parcel Service, Inc. Class B	294,030

Utilities— 3.3%
9,000	CMS Energy Corporation	120,690
14,000	Duke Energy Corporation	216,860
2,600	Entergy Corporation	205,400
5,000	FPL Group, Inc.	280,900
9,000	NiSource, Inc.	118,890
3,500	PG&E Corporation	142,065
9,700	Sempra Energy	486,649

		1,571,454

Total Common Stocks		46,567,107

Investment Companies—1.6%
757,332	Performance Money Market Fund, Institutional Class, 0.05% (b)(c)	757,332

Total Investment Companies		757,332

Total Investments (Cost $45,372,852) — 100.1%		47,324,439

Liabilities in excess of other assets — (0.1)%		(46,479)

NET ASSETS — 100.0%		$47,277,960

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at August 31, 2009.

(c)	Investment in affiliate.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.1%
Aerospace/Defense— 0.3%
22,000	AirTran Holdings, Inc. (a)	$146,300

Chemicals— 4.1%
17,000	Airgas, Inc.	790,500
11,500	FMC Corporation	548,550
8,000	Lubrizol Corporation	509,760
11,000	Sensient Technologies Corporation	286,770

		2,135,580

Consumer Goods & Services— 9.8%
9,000	AptarGroup, Inc.	309,420
4,000	Bob Evans Farms, Inc.	107,480
15,000	BorgWarner, Inc.	445,050
12,000	Brinker International, Inc.	174,720
15,000	Church & Dwight Company, Inc.	856,950
10,000	Fossil, Inc. (a)	253,800
8,000	Hubbell, Inc. Class B	307,760
4,000	Lancaster Colony Corporation	201,040
8,500	Netflix, Inc. (a)	371,110
13,000	Ralcorp Holdings, Inc. (a)	815,490
5,000	Scholastic Corporation	121,800
14,000	Sonoco Products Company	363,160
7,000	SPX Corporation	389,760
10,000	Tupperware Brands Corporation	369,900

		5,087,440

Diversified— 0.4%
8,000	Crane Company	187,760

Education— 3.3%
13,000	Career Education Corporation (a)	308,750
10,000	Corinthian Colleges, Inc. (a)	191,700
12,000	DeVry, Inc.	613,200
3,000	ITT Educational Services, Inc. (a)	314,970
1,500	Strayer Education, Inc.	316,650

		1,745,270

Entertainment— 1.5%
16,000	Marvel Entertainment, Inc. (a)	773,920

Financial Services— 3.8%
18,000	BancorpSouth, Inc.	414,000
16,000	Broadridge Financial Solutions, Inc.	333,120
8,000	Cullen/Frost Bankers, Inc.	394,240
7,000	Deluxe Corporation	116,970
16,000	Eaton Vance Corporation	457,120
5,000	Westamerica Bancorporation	257,150

		1,972,600

Health Care— 11.3%
10,000	Community Health Care, Inc. (a)	307,700
13,000	Edwards Lifesciences Corporation (a)	804,440
36,000	Health Management Associates, Inc. Class A (a)	248,760
17,000	Henry Schein, Inc. (a)	900,660
8,000	IDEXX Laboratories, Inc. (a)	406,080
8,000	Kinetic Concepts, Inc. (a)	255,600
10,000	LifePoint Hospitals, Inc. (a)	251,300
14,000	ResMed, Inc. (a)	642,740
22,000	Sepracor, Inc. (a)	399,300
8,000	Universal Health Services, Inc., Class B	470,080
32,000	Vertex Pharmaceuticals, Inc. (a)	1,197,120

		5,883,780

Industrials— 5.8%
5,000	Bucyrus International, Inc.	149,250
7,000	Donaldson Company, Inc.	262,990
8,000	Energizer Holdings, Inc. (a)	523,440
6,000	Granite Construction, Inc.	192,600
9,000	MSC Industrial Direct Company, Inc. Class A	355,590
400	NVR, Inc. (a)	270,100
11,000	Roper Industries, Inc.	521,180
22,000	The Valspar Corp.	589,160
2,000	Valmont Industries, Inc.	164,660

		3,028,970

Insurance— 5.2%
10,000	American Financial Group, Inc.	256,500
5,000	Everest Re Group, Ltd.	421,550
14,000	First American Corporation	441,280
21,000	HCC Insurance Holdings, Inc.	555,240
12,000	Reinsurance Group of America, Inc.	516,600
7,000	StanCorp Financial Group, Inc.	264,950
9,000	W.R. Berkley Corporation	229,950

		2,686,070

Metals & Mining— 1.0%
14,000	Joy Global, Inc.	543,900

Oil & Gas— 8.8%
6,000	Bill Barrett Corporation (a)	175,440
6,000	Encore Acquisition Company (a)	226,140
7,000	Energen Corporation	293,930
10,000	FMC Technologies, Inc. (a)	477,000
16,000	Helmerich & Payne, Inc.	535,360
15,000	Newfield Exploration Company (a)	580,350
8,000	Oceaneering International, Inc. (a)	417,360
11,000	ONEOK, Inc.	372,680
10,000	Plains Exploration & Production Company (a)	262,500
26,000	Pride International, Inc. (a)	670,280
1,733	Seahawk Drilling, Inc. (a)	38,636
15,000	Southwestern Energy Company (a)	552,900

		4,602,576

Real Estate Investment Trusts— 3.0%
4,000	Federal Realty Investment Trust	249,480
17,000	Nationwide Health Properties, Inc.	541,960
18,000	Rayonier, Inc.	773,100

		1,564,540

Retail— 11.1%
7,000	Aaron’s, Inc.	182,700
14,000	Advance Auto Parts, Inc.	592,200
12,000	Aeropostale, Inc. (a)	469,800
31,000	American Eagle Outfitters, Inc.	418,500
19,000	Chico’s FAS, Inc. (a)	241,870
4,000	Chipotle Mexican Grill, Inc., Class A (a)	335,520
13,000	Collective Brands, Inc. (a)	205,920
12,000	Dollar Tree, Inc. (a)	599,280
8,000	O’Reilly Automotive, Inc. (a)	306,240
5,000	Panera Bread Company, Class A (a)	261,050
20,000	PetSmart, Inc.	418,200
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
August 31, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Retail — continued
4,000	Phillips-Van Heusen Corporation	$151,120
17,000	Rent-A-Center, Inc. (a)	335,410
26,500	Ross Stores, Inc.	1,235,960

		5,753,770

Services— 7.4%
6,000	Fair Isaac Corporation	133,800
7,000	Hewitt Associates, Inc. Class A (a)	252,140
26,000	KBR, Inc.	588,900
12,000	Lender Processing Services, Inc.	411,360
10,000	Manpower, Inc.	517,000
14,000	Rollins, Inc.	249,900
31,000	SAIC, Inc. (a)	573,190
9,000	Tech Data Corporation (a)	342,900
7,000	The Brink’s Company	184,450
14,000	URS Corporation (a)	605,220

		3,858,860

Software— 4.0%
4,000	ManTech International Corp., Class A (a)	211,360
13,000	McAfee, Inc. (a)	517,140
26,000	Sybase, Inc. (a)	906,100
20,000	Synopsys, Inc. (a)	424,600

		2,059,200

Technology— 9.9%
83,000	3Com Corporation (a)	361,050
11,000	Avnet, Inc. (a)	293,150
8,000	Beckman Coulter, Inc.	541,760
9,000	Cerner Corporation (a)	555,390
11,000	Cree, Inc. (a)	405,240
3,000	Equinix, Inc. (a)	252,780
8,000	F5 Networks, Inc. (a)	275,920
7,000	FactSet Research Systems, Inc.	385,280
15,000	Ingram Micro, Inc. (a)	251,400
6,000	Metavante Technology, Inc. (a)	189,060
3,000	Mettler-Toledo International, Inc. (a)	262,200
2,000	Priceline.com, Inc. (a)	307,960
24,000	Western Digital Corporation (a)	822,720
6,000	WMS Industries, Inc. (a)	253,980

		5,157,890

Telecommunications— 1.1%
39,000	Cincinnati Bell, Inc. (a)	129,870
10,000	CommScope, Inc. (a)	269,600
9,000	Syniverse Holdings, Inc. (a)	160,830

		560,300

Transportation— 1.7%
19,000	J.B. Hunt Transportation Services, Inc.	532,570
8,000	Tidewater, Inc.	345,360

		877,930

Utilities— 4.6%
11,000	DPL, Inc.	272,470
14,000	National Fuel Gas Company	625,660
22,000	NV Energy, Inc.	265,320
13,000	OGE Energy Corporation	406,640
19,000	UGI Corp.	484,690
10,000	WGL Holdings, Inc.	330,000

		2,384,780

Total Common Stocks		51,011,436

Investment Companies—2.0%
1,036,960	Performance Money Market Fund, Institutional Class, 0.05% (b)(c)	1,036,960

Total Investment Companies		1,036,960

Total Investments (Cost $48,000,104) — 100.1%		52,048,396

Liabilities in excess of other assets — (0.1)%		(28,956)

NET ASSETS — 100.0%		$52,019,440

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at August 31, 2009.

(c)	Investment in affiliate.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
August 31, 2009
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.0%
Aerospace/Defense— 3.4%
14,000	Goodrich Corporation	$772,240

Consumer Goods & Services— 7.1%
9,000	Amazon.com, Inc. (a)	730,710
17,000	Lancaster Colony Corporation	854,420

		1,585,130

Financial Services— 2.9%
4,000	The Goldman Sachs Group, Inc.	661,840

Health Care— 13.6%
12,000	Edwards Lifesciences Corporation (a)	742,560
14,000	Henry Schein, Inc. (a)	741,720
14,000	IDEXX Laboratories, Inc. (a)	710,640
19,000	Life Technologies Corporation (a)	846,070

		3,040,990

Oil & Gas— 6.6%
14,000	Oceaneering International, Inc. (a)	730,380
20,000	Southwestern Energy Company (a)	737,200

		1,467,580

Retail— 13.5%
5,000	AutoZone, Inc. (a)	736,250
18,000	Dollar Tree, Inc. (a)	898,920
24,000	Family Dollar Stores, Inc.	726,720
35,000	Starbucks Corporation (a)	664,650

		3,026,540

Services— 10.5%
25,000	Iron Mountain, Inc. (a)	732,250
15,000	URS Corporation (a)	648,450
11,000	W.W. Grainger, Inc.	962,170

		2,342,870

Software— 11.1%
24,000	BMC Software, Inc. (a)	855,600
18,000	McAfee, Inc. (a)	716,040
26,000	Sybase, Inc. (a)	906,100

		2,477,740

Technology— 19.1%
4,500	Apple, Inc. (a)	756,945
23,000	Cree, Inc. (a)	847,320
16,000	FactSet Research Systems, Inc.	880,640
8,000	International Business Machines Corporation	944,400
5,500	Priceline.com, Inc. (a)	846,890

		4,276,195

Telecommunications— 10.2%
160,000	Qwest Communications International, Inc.	574,400
140,000	Tellabs, Inc. (a)	887,600
22,000	Time Warner Cable, Inc. Class A	812,240

		2,274,240

Total Common Stocks		21,925,365

Investment Companies—2.1%
466,297	Performance Money Market Fund, Institutional Class, 0.05% (b)(c)	466,297

Total Investment Companies		466,297

Total Investments (Cost $20,158,169) — 100.1%		22,391,662

Liabilities in excess of other assets — (0.1)%		(11,339)

NET ASSETS — 100.0%		$22,380,323

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at August 31, 2009.

(c)	Investment in affiliate.
See notes to Schedule of Portfolio Investments.

At August 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
THE U.S. TREASURY MONEY MARKET FUND	$174,632,521	$—	$(2,888)	$(2,888)
THE SHORT TERM GOVERNMENT INCOME FUND	75,535,156	1,103,147	(2,942)	1,100,205
THE INTERMEDIATE TERM INCOME FUND	62,248,124	4,874,068	(12,483)	4,861,585
THE LARGE CAP EQUITY FUND	45,372,852	4,230,103	(2,278,516)	1,951,587
THE MID CAP EQUITY FUND	48,018,115	5,417,550	(1,387,269)	4,030,281
THE LEADERS EQUITY FUND	20,158,169	2,551,567	(318,074)	2,233,493
THE STRATEGIC DIVIDEND FUND	29,930,883	2,168,725	(6,341,887)	(4,173,162)
Fair Value Measurement Disclosure:
The Performance Funds Trust (the “Funds”) comply with Statement on Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard established a single authoritive definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical securities.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2009 while the breakdown, by category, of common stocks is disclosed on the Funds’ Schedules of Portfolio Investments:

		LEVEL 2 —
		Other Significant
	LEVEL 1 — Quoted	Observable
Fund Name	Prices	Inputs	Total

The Money Market Fund
Commercial Paper	$—	$93,527,342	$93,527,342
Repurchase Agreements	—	47,928,124	47,928,124
U.S. Government Agency Securities	—	555,456,251	555,456,251

Total	—	696,911,717	696,911,717
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	168,460,521	168,460,521
Investment Companies	6,169,112	—	6,169,112

Total	6,169,112	168,460,521	174,629,633
The Short Term Government Income Fund
Corporate Bonds	—	5,752,018	5,752,018
U.S. Government Agency Securities	—	68,322,873	68,322,873
Investment Companies	2,560,470	—	2,560,470

Total	2,560,470	74,074,891	76,635,361
The Intermediate Term Income Fund
Corporate Bonds	—	13,068,307	13,068,307
U.S. Government Agency Securities	—	45,296,247	45,296,247
U.S. Treasury Notes	—	5,998,790	5,998,790
U.S. Treasury Strips	—	142,425	142,425
Investment Companies	2,603,940	—	2,603,940

Total	2,603,940	64,505,769	67,109,709
The Strategic Dividend Fund
Common Stocks	24,161,908	—	24,161,908
Corporate Bonds	—	437,771	437,771
Investment Companies	1,158,042	—	1,158,042

Total	25,319,950	437,771	25,757,721
The Large Cap Equity Fund
Common Stocks	46,567,107	—	46,567,107
Investment Companies	757,332	—	757,332

Total	47,324,439	—	47,324,439
The Mid Cap Equity Fund
Common Stocks	51,011,436	—	51,011,436
Investment Companies	1,036,960	—	1,036,960

Total	52,048,396	—	52,048,396
The Leaders Equity Fund
Common Stocks	21,925,365	—	21,925,365
Investment Companies	466,297	—	466,297

Total	22,391,662	—	22,391,662

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Performance Funds Trust
By (Signature and Title)* /s/ Teresa F. Thornhill, President
Date 10/21/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Teresa F. Thornhill, President
Date 10/21/09
By (Signature and Title)* /s/ Christopher E. Sabato, Treasurer
Date 10/21/09

*	Print the name and title of each signing officer under his or her signature.